SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income By Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 283,990,631
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	225,447,985
Cost of revenue (depreciation)	43,194,326
Provision for credit losses	1,209,459
Impairment loss from mining machines	256,856,570
Changes in fair value of bitcoin collaterals	(51,715,376)
Interest expenses	3,363,606
Net income (loss) before income taxes from continuing operations	(206,248,612)	$ 1,258,514
Reconciliations to income (loss) before income tax
Interest income	(991,173)	(4,295,668)
Unrealized foreign exchange loss, net	7,988
Other income and expense, net	(226,993)	(166,451)
Net income (loss) before income taxes from continuing operations	(206,248,612)	$ 1,258,514
Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	283,990,631
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	225,447,985
Cost of revenue (depreciation)	43,194,326
Provision for credit losses	1,209,459
Impairment loss from mining machines	256,856,570
Changes in fair value of bitcoin collaterals	51,715,376
Interest expenses	3,363,606
Net income (loss) before income taxes from continuing operations	(194,365,939)
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	(194,365,939)
Reconciliations
Reconciliations to income (loss) before income tax
General and administrative expense - staff cost	5,143,519
General and administrative expense	7,871,237
Interest income	(991,173)
Unrealized foreign exchange loss, net	7,988
Other income and expense, net	(148,898)
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	282,269,981
Bitcoin Mining Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	282,269,981
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	223,818,193
Cost of revenue (depreciation)	43,194,326
Provision for credit losses	1,209,459
Impairment loss from mining machines	256,856,570
Changes in fair value of bitcoin collaterals	51,715,376
Interest expenses	3,363,606
Net income (loss) before income taxes from continuing operations	(194,456,797)
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	(194,456,797)
International Automobile Trading Business
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	1,720,650
International Automobile Trading Business | Operating Segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	1,720,650
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	1,629,792
Net income (loss) before income taxes from continuing operations	90,858
Reconciliations to income (loss) before income tax
Net income (loss) before income taxes from continuing operations	$ 90,858